Goodwill (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Goodwill [Line Items]
Goodwill	$ 46,944	$ 47,163	$ 47,415
Percentage Increase Decrease in One of the Assumptions to Determine Impairment Status	5.00%
Reportable Segment, Aggregation before Other Operating Segment [Member]
Goodwill [Line Items]
Number of Reportable Segments | Integer	1
Reportable Segment, Aggregation before Other Operating Segment [Member] | Sohu reporting unit [Member]
Goodwill [Line Items]
Goodwill	$ 36,700